Financial instruments - Loan liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Borrowings
Loans, excluding accrued interest	€ 287,556	€ 435,865
Fair value disclosed
Borrowings
Loans, excluding accrued interest	253,245	379,247
Germany 0.8 - 2%
Borrowings
Loans, excluding accrued interest	€ 186,345	€ 243,583
Germany 0.8 - 2% | Minimum
Borrowings
Nominal interest rate	0.80%	0.80%
Germany 0.8 - 2% | Maximum
Borrowings
Nominal interest rate	2.00%	2.00%
Germany 0.8 - 2% | Fair value disclosed
Borrowings
Loans, excluding accrued interest	€ 159,691	€ 202,727
Germany 6M Euribor + 1.1%
Borrowings
Variable interest rate basis	6M Euribor	6M Euribor
Adjustment to variable interest rate	1.10%	1.10%
Loans, excluding accrued interest	€ 14,490	€ 64,500
Germany 6M Euribor + 1.1% | Fair value disclosed
Borrowings
Loans, excluding accrued interest	€ 14,095	€ 64,088
Germany 1.60%
Borrowings
Nominal interest rate	1.60%	1.60%
Loans, excluding accrued interest	€ 58,608	€ 75,000
Germany 1.60% | Fair value disclosed
Borrowings
Loans, excluding accrued interest	€ 54,195	€ 67,631
Germany 1.20%
Borrowings
Nominal interest rate	1.20%	1.20%
Loans, excluding accrued interest	€ 4,571	€ 5,647
Germany 1.20% | Fair value disclosed
Borrowings
Loans, excluding accrued interest	€ 4,243	€ 5,010
Germany 1.40%
Borrowings
Nominal interest rate	1.40%	1.40%
Loans, excluding accrued interest	€ 15,912	€ 18,458
Germany 1.40% | Fair value disclosed
Borrowings
Loans, excluding accrued interest	€ 14,442	€ 15,814
Italy 1.30%
Borrowings
Nominal interest rate	1.30%	1.30%
Loans, excluding accrued interest	€ 243	€ 367
Italy 1.30% | Fair value disclosed
Borrowings
Loans, excluding accrued interest	€ 236	€ 340
Italy 4.5%
Borrowings
Nominal interest rate	4.50%	4.50%
Loans, excluding accrued interest	€ 314	€ 434
Italy 4.5% | Fair value disclosed
Borrowings
Loans, excluding accrued interest	315	421
France 0.00% - 0.55%
Borrowings
Loans, excluding accrued interest	€ 7,075	€ 27,876
France 0.00% - 0.55% | Minimum
Borrowings
Nominal interest rate	0.00%	0.00%
France 0.00% - 0.55% | Maximum
Borrowings
Nominal interest rate	0.55%	0.55%
France 0.00% - 0.55% | Fair value disclosed
Borrowings
Loans, excluding accrued interest	€ 6,029	€ 23,216